Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Intangible asset with infinite useful life
License	¥ 22,600,000
Intangible assets with finite useful lives
Intangible assets, gross	17,767,067		6,167,067
Less: accumulated amortization	(5,342,708)		(4,627,630)
Intangible assets, net	12,424,359		1,539,437
Total intangible assets	35,024,359	$ 5,008,417	1,539,437
Customer relationship [Member]
Intangible assets with finite useful lives
Intangible assets, gross	11,600,000
Software [Member]
Intangible assets with finite useful lives
Intangible assets, gross	¥ 6,167,067		¥ 6,167,067